LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LEASES
LEASES

3. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

The Company leases corporate office facilities under two operating sub-leases which expired June 30, 2021. The Company is negotiating lease renewal terms and is currently under a month-to-month lease arrangement.

Finance leases

The Company leases medical equipment under various financing leases with stated interest rates ranging from 6.5% — 12.2% per annum which expire at various dates through 2026.

The condensed consolidated balance sheets include the following amounts for right of use (“ROU”) assets as of September 30, 2021 and December 31, 2020 (stated in thousands):

	September 30,	December 31,
	2021	2020
Operating	$—	$124
Finance	877	608
Total	$877	$732

Finance lease assets are reported net of accumulated amortization of $1.8 million and $1.3 million as of September 30, 2021 and December 31, 2020, respectively.

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Nine Months Ended September 30,
	2021	2020
Lease cost:
Operating leases	$227	$159
Finance leases:
Amortization of ROU assets	372	398
Interest on lease liabilities	69	60
Total finance lease cost	441	458
Total lease cost	$668	$617

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	September 30, 2021	December 31, 2020
Weighted average remaining lease term (years):
Operating leases	—	0.5
Finance leases	3.1	3.3
Weighted average discount rate:
Operating leases	—	6.9
Finance leases	8.1	7.9

The Company acquired ROU assets in exchange for lease liabilities of $431 thousand upon commencement of finance leases during the nine months ended September 30, 2021.

Future minimum lease payments and related lease liabilities as of September 30, 2021 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder 2021	$—	$167	$167
2022	—	620	620
2023	—	306	306
2024	—	239	239
2025	—	148	148
Thereafter	—	23	23
Total lease payments	—	1,503	1,503
Less: imputed interest	—	(174)	(174)
Present value of lease liabilities	—	1,329	1,329
Less: current portion of lease liabilities	—	579	579
Noncurrent lease liabilities	$—	$750	$750

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.

6. LEASES

Under Topic 842, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate nonlease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

The Company leases corporate office facilities under two operating sub-leases which expire June 30, 2021.

Finance leases

The Company leases medical equipment under financing leases with stated interest rates ranging from 6.5% — 2.2% per annum which expire at various dates through 2026.

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2020 and 2019 (stated in thousands):

	2020	2019
Operating	$124	$196
Finance	608	466
Total	$732	$662

Finance lease assets are reported net of accumulated amortization of $1.3 million and $1.0 million as of December 31, 2020 and 2019, respectively.

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Years Ended December 31,
	2020	2019
Lease Cost:
Operating leases	$212	$63
Finance leases:
Amortization of ROU assets	371	307
Interest on lease liabilities	64	91
Total finance lease cost	435	398
Total lease cost	$647	$461

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of
	December 31, 2020
Weighted average remaining lease term:
Operating leases	0.5	years
Finance leases	3.3	years
Weighted average discount rate:
Operating leases	6.9%
Finance leases	7.9%

The Company obtained ROU assets in exchange for lease liabilities of $513 thousand and $586 thousand upon commencement of finance leases during the year ended December 31, 2020 and 2019, respectively.

Future minimum lease payments and related lease liabilities as of December 31, 2020 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2021	$127	$469	$596
2022	—	445	445
2023	—	177	177
2024	—	131	131
2025	—	95	95
Thereafter	—	14	14
Total lease payments	127	1,331	1,458
Less: imputed interest	(3)	(162)	(165)
Present value of lease liabilities	$124	$1,169	$1,293
Less: current portion of lease liabilities	124	397	521
Noncurrent lease liabilities	$—	$772	$772

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.

Under the prior accounting guidance of ASC 840, operating lease expense was $70 thousand. As of December 31, 2019, future minimum finance lease payments were as follows (stated in thousands):

Capital
Lease
Liabilities
2019	$274
2020	235
2021	153
2022	29
2023	—
Thereafter	—
Total lease payments	691
Less: imputed interest	(104)
Present value of lease liabilities	587
Less: current portion of lease liabilities	(206)
Noncurrent lease liabilities	$381